Formation and Nature of Business - Additional Information (Detail) - shares	Dec. 21, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 10, 2021	Sep. 30, 2021
Issuance of common units		266,371,485	220,000,000		220,000,000
EAH [Member]
Transfer of common stock	220,000,000
Contribution Agreement [Member] | Eve Holdings [Member]
Issuance of common units				1,000
Contribution Agreement [Member] | Embraer Aircraft Holding Inc [Member]
Issuance of common units				1,000